Financial Investors Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, CO 80203

January 18, 2013

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington, DC 20549

RE:	Financial Investors Variable Insurance Trust (the “Trust”)
	File Nos.	811-21987
333-139186
Post-Effective Amendment No. 9

Dear Sir/Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of Financial Investors Variable Insurance Trust, an open-end management investment company (the “Trust”). This filing includes Post-Effective Amendment No. 9 to the Fund’s 1933 Act Registration Statement on Form N-1A and Amendment No. 10 to its 1940 Act Registration Statement.

This filing is made pursuant to Rule 485(a) to (i) add the Ibbotson MVP ETF Portfolio and the ALPS/Alerian Energy Infrastructure Portfolio, two new series of the Trust, (ii) reflect references to the Trust’s new name, ALPS Variable Investment Trust, and new distributor, ALPS Portfolio Solutions Distributor, Inc., in each case to take effect April 23, 2013, or on such date as the filing is declared effective by the Commission, including pursuant to a subsequently filed amendment designating a later effective date, and (iii) make certain other changes to the Trust’s prospectus and statement of additional information.

Please address any comments or questions to the attention of the undersigned at 720-917-0864.

Sincerely,

/s/ David T. Buhler
David T. Buhler
Secretary

Enclosure